Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Major components of tax expense (income) [abstract]
Current taxes	₨ 34,973		₨ 32,198	₨ 32,415
Deferred taxes	1,116		1,794	(3,469)
Income tax expense	₨ 36,089	$ 433	₨ 33,992	₨ 28,946